Income Taxes (Details 3) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Income Taxes
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Difference in actual income tax expense (benefit) from the amounts computed by applying the PRC EIT rate
Computed expected tax expense (benefit)	$ (83,580)	(505,970)	(849,407)	(849,798)
PRC tax rate differential, preferential rate	22,918	138,736	215,678	22,119
Tax rate differential for non-PRC entities	9,492	57,459	109,157	95,814
Tax rate change	2,125	12,866	124,965	(4,124)
Tax holiday	(2,629)	(15,915)		(61,357)
Research and development tax credit	(3,474)	(21,028)	(37,839)	(56,391)
Non-deductible expenses:
Impairment of goodwill				68,346
Staff welfare in excess of allowable limits	269	1,630	7,386	2,672
Share based compensation	656	3,972	8,876	18,483
Entertainment expenses	322	1,951	2,092	1,335
Change in valuation allowance	58,308	352,978	194,715	627,295
German dividend withholding tax	333	2,016	9,529	10,400
Others	385	2,330	9,106	(8,207)
Actual income tax expense (benefit)	5,125	31,025	(205,742)	(133,413)
Increase in net loss and basic and diluted loss per share without tax holiday
Increase in net loss	2,483	15,030	0	52,951
Basic and diluted loss per share (in CNY per share)	$ 0.02	0.10	0.00	0.34
Income tax recoverable	$ 4,153	25,140	151,373